Oil and Gas Properties	12 Months Ended
Dec. 31, 2021
Extractive Industries [Abstract]
Oil and Gas Properties

4. Oil and Gas Properties

	Unproven properties	Proven properties
	Bulgaria	Turkey	Total
December 31, 2019	$3,115,904	$2,458,391	$5,574,295
Expenditures	-	5,084	5,084
Depletion	-	(239,002)	(239,002)
Foreign currency translation change	6,539	-	6,539
December 31, 2020	3,122,443	2,224,473	5,346,916
Expenditures	-	66,122	66,122
Depletion	-	(233,798)	(233,798)
Foreign currency translation change	(6,297)	-	(6,296)
December 31, 2021	$3,116,146	$2,056,797	$5,172,943

Bulgaria

The Company holds a 98,205-acre oil and gas exploration claim in the Dobrudja Basin located in northeast Bulgaria. The Company intends to conduct exploration for natural gas and test production activities over a five-year period in accordance with or exceeding its minimum work program obligation. The Company’s commitment is to perform geological and geophysical exploration activities in the first 3 years of the initial term (the “Exploration and Geophysical Work Stage”), followed by drilling activities in years 4 and 5 of the initial term (the “Data Evaluation and Drilling Stage”). The Company is required to drill 10,000 meters (approximately 32,800 feet) of new wellbore (which may be vertical, horizontal or diagonal) and conduct other exploration activities during the initial term. The Company intends to commence its work program efforts once it receives all regular regulatory approval which is anticipated to occur after an environmental assessment report is prepared.

Turkey

Cendere oil field

The Cendere oil field is a profitable onshore oil field, located in South East Turkey, having numerous. The Cendere Field was first discovered in 1988. Oil production commenced during 1990. The operator of the Cendere Field is TPAO. The Company’s interest is 19.6% for all wells except for wells C-13, C-15 and C-16, for which its interest is 9.8%. The produced oil has a gravity of 27.5o API.The Cendere Field is a long-term low decline oil reserve.

At December 31, 2021, the Cendere field was producing 82 barrels of oil per day, and averaged 124 barrels of oil per day during the year ended December 31, 2021, net to the Company.

The South Akcakoca Sub-Basin (“SASB”)

The Company owns offshore production licenses called the South Akcakoca Sub-Basin (“SASB”). The Company now owns a 49% working interest in SASB. SASB has four producing fields, each with a production platform plus subsea pipelines that connect the fields to an onshore gas plant. The four SASB fields are located off the north coast of Turkey towards the western end of the Black Sea in water depths ranging from 60 to100 meters. Gas is produced from Eocene age sandstone reservoirs at subsea depths ranging from 1,100 to1,800 meters.

Bakuk gas field

The Company also owns a 50% operated interest in the Bakuk gas field located near the Syrian border. The Bakuk field is shut-in with no plans to revive production in the near term.